Long-Term Debt - Other Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Debt Instrument [Line Items]
Interest expense included in discontinued operations	$ 4,464	$ 3,547	$ 3,691
Loss on extinguishment of debt included in discontinued operations	(1,241)	0	0
Revolving Credit
Debt Instrument [Line Items]
Interest expense	4,700	$ 3,700	$ 3,900
Secured Debt
Debt Instrument [Line Items]
2021	750
2022	750
2023	750
2024	750
2025	72,000
Total	$ 75,000